COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended	2 Months Ended	5 Months Ended	9 Months Ended
	Oct. 19, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Commitments and contingencies, description		In addition, if (x) the Company issues additional shares of Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A ordinary shares (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the Company’s initial Business Combination on the date of the consummation of such initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price.
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from Initial Public Offering	$ 320,993,750
Forward Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate of amount		$ 20,000.0
Price per share		$ 10.00
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Over-Allotment Units		4,125,000
Proceeds from Initial Public Offering		$ 6,325,000
Proceeds from initial public offering for deferred fee		$ 11,068,750
Sale of units in initial public offering		31,625,000
Over-Allotment Option [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Over-Allotment Units	4,125,000
Sale of units in initial public offering	4,125,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of cash underwriting discount		2.00%	2.00%
Proceeds from Initial Public Offering		$ 5,550,000	$ 6,325,000
Percentage of underwriters deferred fee		3.50%	3.50%
Proceeds from initial public offering for deferred fee		$ 9,625,000	$ 11,068,750
Sale of units in initial public offering		27,500,000
IPO [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate of amount	$ 316,250,000
Sale of units in initial public offering	31,625,000
Rubicon Technologies, LLC and Subsidiaries [Member] | Rubicon [Member]
Commitments and contingencies Description				The Company has entered into an operating lease for office space in Lexington, Kentucky, which has yet to commence as of September 30, 2021. The lease is due to commence in October 2021, with a 10-year lease term, and an aggregate lease commitment of $1.5 million